EXHIBIT 99.10

Clayton Loan Level Tape Compare Upload

Client Name:	Verus
Client Project Name:	Verus 2021-6
Start - End Dates:	12/2020 - 6/2021
Deal Loan Count:	40

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
749329	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
749367	xxxxxx	Borrower 1 SSN	xxxxxx	Not Applicable
749371	xxxxxx	Loan Purpose	Cashout Refi	Rate and Term Refi
751609	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
751635	xxxxxx	Combined LTV	80	75
751635	xxxxxx	Original Appraised Value	xxxxxx	xxxxxx
751635	xxxxxx	Original LTV	80	75
751654	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
751654	xxxxxx	Number of Units	1	3
749082	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
749083	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
749085	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
749087	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
749099	xxxxxx	Debt to Income Ratio (Back)	24.2990	34.9445
749099	xxxxxx	Debt to Income Ratio (Front)	23.2650	33.2550
749099	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
749100	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
749868	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
750209	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
750218	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
750801	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
750957	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
751115	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
751137	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
751382	xxxxxx	Debt to Income Ratio (Back)	49.3140	44.9311
751382	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
751384	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
751445	xxxxxx	Debt to Income Ratio (Back)	39.6760	46.0632
751445	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
751448	xxxxxx	Borrower 1 First Time Home Buyer	No	Yes

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